Intangible assets and goodwill (Details 5) - KRW (₩) ₩ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Carrying amount	₩ 15,983,462	₩ 5,872,956
Play F&B Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Discount rate	9.60%
Terminal growth rate	1.00%
Carrying amount	₩ 8,846,956
Recoverable amount	₩ 9,664,293
K Enter [Member]
IfrsStatementLineItems [Line Items]
Discount rate	11.10%
Terminal growth rate	1.00%
Carrying amount	₩ 171,674,366
Recoverable amount	₩ 45,054,431
LAMP [Member]
IfrsStatementLineItems [Line Items]
Discount rate	11.10%
Terminal growth rate	1.00%
Carrying amount	₩ 7,496,511
Recoverable amount	₩ 10,873,435
Bidangil [Member]
IfrsStatementLineItems [Line Items]
Discount rate	11.10%
Terminal growth rate	1.00%
Carrying amount	₩ 4,210,862
Recoverable amount	₩ 2,706,389
Apeitda [Member]
IfrsStatementLineItems [Line Items]
Discount rate	11.10%
Terminal growth rate	1.00%
Carrying amount	₩ 3,804,173
Recoverable amount	₩ 1,951,487
Anseilen [Member]
IfrsStatementLineItems [Line Items]
Discount rate	11.10%
Terminal growth rate	1.00%
Carrying amount	₩ 1,600,604
Recoverable amount	₩ 1,812,626
Solaire [Member]
IfrsStatementLineItems [Line Items]
Discount rate	11.10%
Terminal growth rate	1.00%
Carrying amount	₩ 4,668,736
Recoverable amount	₩ 4,454,890